SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued and no subsequent events, other than noted below, occurred that require accrual or disclosure.

On August 4, 2023, the Company and the Investor entered into an amendment to the Note, the Company may extend such extended maturity date of the Note, August 15, 2023, by up to an additional six (6) months, to be in two extensions of three (3) months each, provided that at the time of each such extension, the Company is required, five (5) days prior to the applicable Extension deadline, to issue the Holder 10,000 shares of the Company’s common stock.

On August 15, 2023 the Company issued 30,000 shares to Greentree Financial for all three extensions to date. The new maturity date can be extended at the request of the Company for an additional three-month extension, which would be up to February 15, 2024, if exercised.

The Note is currently due on 15 November 2023.

NOTE 11. SUBSEQUENT EVENTS

In January 2023, the Company issued 640,000 shares to Gerry Newman pursuant to a consulting agreement.

In February 2023, the CEO Jacqueline Anz cancelled 7,880,000 shares, which was recorded to additional paid in capital for $78,800.

In February through March 2023, the Company offered shares in a private placement. The Company issued 265,000 shares at the price of $2.00/share, raising a total of $530,000.

In March 2023, we issued 595,000 shares of common stock to our Chief Growth Officer, Christopher von Zwehl for his services to the Company. 1,650,000 shares issued for services in total.

In March 2023, we issued an aggregate of 40,000 shares to two charities as a gift.